UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.(1)	807,788	$94,672,754

		$94,672,754

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.(1)	973,973	$71,314,303

		$71,314,303

Banks — 13.0%
Bank of America Corp.	4,666,227	$71,813,234
Citigroup, Inc.	2,118,077	109,123,327
JPMorgan Chase & Co.	2,332,394	141,296,429
KeyCorp	4,164,663	58,971,628
PNC Financial Services Group, Inc. (The)	708,085	66,021,845
Wells Fargo & Co.	1,137,476	61,878,694

		$509,105,157

Capital Markets — 5.5%
Affiliated Managers Group, Inc.(2)	358,445	$76,986,817
Credit Suisse Group AG(2)	1,550,000	41,701,080
Goldman Sachs Group, Inc. (The)(1)	207,188	38,945,128
Invesco, Ltd.	1,464,262	58,116,559

		$215,749,584

Chemicals — 3.2%
Monsanto Co.(1)	599,436	$67,460,527
PPG Industries, Inc.	169,889	38,316,765
Syngenta AG ADR	297,560	20,177,544

		$125,954,836

Communications Equipment — 1.7%
QUALCOMM, Inc.	941,740	$65,300,252

		$65,300,252

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(1)	1,666,239	$81,029,202

		$81,029,202

Electric Utilities — 2.4%
NextEra Energy, Inc.(1)	889,336	$92,535,411

		$92,535,411

Food & Staples Retailing — 3.0%
CVS Health Corp.	580,077	$59,869,747
Kroger Co. (The)	781,611	59,918,299

		$119,788,046

Food Products — 1.9%
General Mills, Inc.(1)	1,294,746	$73,282,624

		$73,282,624

Health Care Equipment & Supplies — 3.8%
Medtronic PLC	1,220,244	$95,166,830
Stryker Corp.(1)	571,670	52,736,557

		$147,903,387

Security	Shares	Value
Industrial Conglomerates — 3.7%
General Electric Co.(1)	5,799,896	$143,895,420

		$143,895,420

Insurance — 6.5%
ACE, Ltd.	458,536	$51,122,179
Aflac, Inc.	1,217,016	77,901,194
Prudential PLC	1,611,251	39,983,909
XL Group PLC(1)	2,304,794	84,816,419

		$253,823,701

Internet Software & Services — 2.0%
Google, Inc., Class C(2)	141,691	$77,646,668

		$77,646,668

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.(1)	509,850	$68,493,249

		$68,493,249

Machinery — 1.0%
Trinity Industries, Inc.(1)	1,098,953	$39,023,821

		$39,023,821

Media — 3.4%
CBS Corp., Class B	1,718,256	$104,177,861
Walt Disney Co. (The)(1)	298,954	31,357,285

		$135,535,146

Multi-Utilities — 3.6%
PG&E Corp.	1,396,707	$74,123,240
Sempra Energy	608,036	66,288,085

		$140,411,325

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	493,464	$40,863,754
Chevron Corp.	374,557	39,320,994
Devon Energy Corp.	936,547	56,483,149
Exxon Mobil Corp.(1)	1,934,940	164,469,900
Occidental Petroleum Corp.(1)	1,031,141	75,273,293
Phillips 66(1)	565,147	44,420,554

		$420,831,644

Paper & Forest Products — 1.2%
International Paper Co.	839,334	$46,574,644

		$46,574,644

Pharmaceuticals — 8.6%
Eli Lilly & Co.	1,184,290	$86,038,668
Merck & Co., Inc.	1,804,573	103,726,856
Pfizer, Inc.	1,163,924	40,492,916
Roche Holding AG PC	155,497	42,729,334
Teva Pharmaceutical Industries, Ltd. ADR	1,019,395	63,508,309

		$336,496,083

Real Estate Investment Trusts (REITs) — 4.2%
Equity Residential	801,807	$62,428,693
Public Storage	296,896	58,530,078
Simon Property Group, Inc.	228,083	44,622,158

		$165,580,929

Software — 5.0%
Microsoft Corp.	2,299,713	$93,494,832
Oracle Corp.	1,514,211	65,338,205
SAP SE	542,227	39,190,730

		$198,023,767

Security	Shares	Value
Specialty Retail — 1.7%
Home Depot, Inc. (The)	590,147	$67,046,601

		$67,046,601

Tobacco — 3.7%
Altria Group, Inc.	1,123,823	$56,213,626
Reynolds American, Inc.(1)	1,281,992	88,342,069

		$144,555,695

Total Common Stocks (identified cost $3,204,281,176)		$3,834,574,249

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$52,018	$52,018,483
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	77,187	77,186,881

Total Short-Term Investments (identified cost $129,205,364)		$129,205,364

Total Investments — 101.1% (identified cost $3,333,486,540)		$3,963,779,613

Other Assets, Less Liabilities — (1.1)%		$(44,113,911)

Net Assets — 100.0%		$3,919,665,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2015.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $50,726,693 and received $52,018,483 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 were $6,554 and $26,325, respectively.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,344,098,531

Gross unrealized appreciation	$660,222,938
Gross unrealized depreciation	(40,541,856)

Net unrealized appreciation	$619,681,082

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$202,581,747	$—		$—	$202,581,747
Consumer Staples	337,626,365	—		—	337,626,365
Energy	420,831,644	—		—	420,831,644
Financials	1,062,574,382	81,684,989		—	1,144,259,371
Health Care	510,163,385	42,729,334		—	552,892,719
Industrials	348,906,298	—		—	348,906,298
Information Technology	301,779,957	39,190,730		—	340,970,687
Materials	172,529,480	—		—	172,529,480
Telecommunication Services	81,029,202	—		—	81,029,202
Utilities	232,946,736	—		—	232,946,736
Total Common Stocks	$3,670,969,196	$163,605,053	*	$—	$3,834,574,249
Short-Term Investments	$—	$129,205,364		$—	$129,205,364
Total Investments	$3,670,969,196	$292,810,417		$—	$3,963,779,613

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015